Trade and Other Payables (Current)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of trade and other payables Current [Abstract]
Trade and other payables (current)	11. Trade and other payables (current)
Trade payables	1,300,696	233,117
Accrued expenses	415,449	381,717
Employee leave entitlements	294,388	140,215
	2,010,533	755,049

14. Trade and other payables (current)

	Consolidated
	30 June 2021	30 June 2020
Trade payables	$233,117	$590,099
Accrued expenses	381,717	316,046
Employee leave entitlements	140,215	48,861
	$755,049	$955,006

Employee leave entitlements Reconciliation:

Year Ended 30 June 2021
Carrying value as at 1 July 2020	$48,861
Leave accrued by employees during the year	91,354
Balance at 30 June 2021	$140,215

Year Ended 30 June 2020
Carrying value as at 1 July 2019	$36,899
Leave accrued by employees during the year	11,962
Balance at 30 June 2020	$48,861